Equity Awards and Instruments - Option activity (Details) - USD ($)						12 Months Ended
	May 15, 2019	Mar. 22, 2019	Sep. 06, 2018	May 29, 2018	Mar. 22, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Option
Options Outstanding
Beginning balance (in shares)						19,514,448	18,629,380
Granted (in shares)	10,000	4,816,000	10,000	5,096,000	20,000	4,826,000	5,126,000
Exercised						(4,731,158)	(3,738,182)
Canceled						(917,623)	(502,750)
Ending balance (in shares)						18,691,667	19,514,448	18,629,380
Exercise Price Per share, Range
Exercise per share						$ 7.24	$ 6.81	$ 5.38
Granted						7.24	8.67
Exercised						$ 6.81	$ 5.38
Canceled						$ 7.24	$ 8.67
Exercise Price Per Share, Weighted Average
Beginning balance, weighted average exercise price (USD per share)						$ 4.85	$ 3.72
Granted						7.24	6.81
Exercised						2.68	1.89
Canceled						5.82	5.04
Ending balance, weighted average exercise price (USD per share)						5.97	4.85	3.72
Stock Option | Minimum
Exercise Price Per share, Range
Exercise per share						3.50	1.79	$ 0.31
Granted							6.81
Exercised						$ 1.79	$ 0.31
Canceled						$ 1.79	$ 0.31
2015 Equity Incentive Plan
Exercise Price Per Share, Weighted Average
Options and other equity awards available for future grants						28,101,504	30,607,529